Employee Benefits Expenses - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee	Dec. 31, 2016 EUR (€) Employee
Disclosure of Employee Benefit Expenses [Line Items]
Employee benefit expenses	€ 3,105	€ 3,626	€ 3,106
Employee benefits expenses increase (decrease)	(521)	520
Restructuring expenses	€ 216	€ 680	€ 156
Average salaried workforce, including temporary work contracts | Employee	54,423	54,946	57,855
Headcount in service including temporary work contracts | Employee	57,901	59,429
Decrease in number of employees | Employee	1,528
Domestic defined benefit plan [member]
Disclosure of Employee Benefit Expenses [Line Items]
Employee benefit expenses	€ 2,781	€ 3,266
Foreign defined benefit plan [member]
Disclosure of Employee Benefit Expenses [Line Items]
Employee benefit expenses	317	353
Management Restructuring Plan [member]
Disclosure of Employee Benefit Expenses [Line Items]
Restructuring expenses	€ 216	€ 680